CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 10,890	$ 6,693	$ 10,435
Short-term investments	9,435	19,557	19,004
Trade receivables	7,805	8,557	8,788
Inventory	2,902	3,459	3,995
Other accounts receivable	2,080	1,792	2,176
Total current assets	33,112	40,058	44,398
NON-CURRENT ASSETS:
Inventory	1,915	1,913	1,572
Prepaid expenses	2,941	3,220	3,234
Call option to non-controlling interests, net	0	147	0
Long-term deposits	317	328	334
Right-of-use assets	6,909	7,214	10,695
Deferred taxes	1,601	2,055	2,213
Total non-current assets other than long-lived assets	13,683	14,877	18,048
PROPERTY AND EQUIPMENT, NET	4,997	4,892	4,814
GOODWILL	31,814	32,965	32,320
INTANGIBLE ASSETS, NET	19,238	20,257	20,244
Total assets	102,844	113,049	119,824
CURRENT LIABILITIES:
Credit from banks and others	2,112	2,160	2,101
Current maturities of lease liabilities	2,137	2,435	2,398
Deferred revenues	382	304	218
Income taxes payable	98	119	144
Trade payables	3,501	3,884	3,668
Other payables	7,007	8,536	7,353
Total current liabilities	15,237	17,438	15,882
NON-CURRENT LIABILITIES:
Loans from banks	9,030	10,460	11,320
Deferred taxes	2,086	2,313	2,417
Lease liabilities	4,632	4,804	8,847
Employee benefit liabilities	1,591	1,573	1,488
Put option to non-controlling interests, net	0	0	241
Total non-current liabilities	17,339	19,150	24,313
Total liabilities	32,576	36,588	40,195
Attributable to equity holders of the Company:
Issued capital	48	48	48
Additional paid-in capital	156,637	156,334	155,874
Treasury shares	(2)	(2)	(2)
Foreign currency translation reserve	(7,803)	(5,294)	(6,693)
Capital reserve for options	1,514	1,514	1,514
Capital reserve for remeasurement gains on defined benefit plans	1,058	1,058	1,000
Accumulated deficit	(84,131)	(80,130)	(75,291)
Total	67,321	73,528	76,450
Non-controlling interests	2,947	2,933	3,179
Total equity	70,268	76,461	79,629
Total liabilities and equity	$ 102,844	$ 113,049	$ 119,824